As filed with the U.S. Securities and Exchange Commission on July 18, 2017

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 116	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 118	☒

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code)

Noah Hamman

AdvisorShares Trust

4800 Montgomery Lane, Suite 150

Bethesda, Maryland  20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On June 26, 2017 pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 116 relates to the AdvisorShares New Tech and Media ETF (the “Fund”), a separate series of AdvisorShares Trust (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 116 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda, State of Maryland, on this 18th day of July, 2017.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 116 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman Noah Hamman	Trustee and President	July 18, 2017

*	Trustee	July 18, 2017
Elizabeth Piper/Bach

*	Trustee	July 18, 2017
William G. McVay

*	Treasurer	July 18, 2017
Dan Ahrens

/s/ Noah Hamman
* Noah Hamman, Power of Attorney

Exhibit Index

Exhibit Number Description

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase